Derivative financial instruments	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Derivative financial instruments

34.Derivative financial instruments

The fair value of derivative financial instruments at 31 December 2023 and 2022 are attributable to the following:

	31 December 2023		31 December 2022
	Assets	Liabilities	Assets	Liabilities
Held for trading	607,509	313,805	1,308,954	215,974
Derivatives used for hedge accounting	1,305,395	48,609	1,977,016	35,314
Total	1,912,904	362,414	3,285,970	251,288

At 31 December 2023, short-term derivative assets of TL 2,044,765 also include a net accrued interest income of TL 131,860 and the short-term derivative liabilities of TL 354,370 also includes a net accrued interest expense of TL 8,044.

At 31 December 2022, the short-term derivative assets of TL 3,348,871 also include a net accrued interest expense of TL 62,901 and the short-term derivative liabilities of TL 248,682 also includes a net accrued interest income of TL 2,606.

34.Derivative financial instruments (continued)

Derivatives used for hedging

The notional amount and the fair value of derivatives used for hedging contracts at 31 December 2023 and 2022 are as follows:

	31 December 2023		31 December 2022
							Change in	Change in
							intrinsic value	intrinsic value
							of outstanding	of outstanding
	Notional		Notional				hedging	hedging
	value		value				instruments	instruments
	in original		in original			Hedge	since 1 January	since 1 January
Currency	currency	Fair value	currency	Fair value	Maturity date	ratio	2023	2022
Participating cross currency swap contracts
EUR Contracts	167,000	259,289	233,600	334,517	October 2025	01:01	(4,216)	(12,009)
EUR Contracts	38,057	24,514	50,711	88,338	April 2026	01:01	(192)	(288)
USD Contracts	124,186	566,902	165,478	924,346	April 2026	01:01	(672)	16,578
Cross currency swap contracts
RMB Contracts	81,162	309,793	108,148	423,372	April 2026	01:01	132,184	121,601

Interest rate swap contracts
USD Contracts	90,135	96,288	120,105	171,129	April 2026	01:01	-	-
Derivatives used for hedge accounting		1,256,786		1,941,702

EUR 191,036 (2022: EUR 269,624) participating cross currency swap contracts includes TL 998,716 (2022: TL 1,967,883) guarantees after the CSA agreement.

34.Derivative financial instruments (continued)

Held for trading

The notional amount and the fair value of derivatives used held for trading contracts at 31 December 2023 and 2022 are as follows:

	31 December 2023			31 December 2022
	Notional			Notional
	value in			value in
	original	Fair		original
Currency	currency	value	Maturity	currency	Fair value	Maturity
Cross currency swap contracts
USD Contracts	8,000	185,107	November 2025	18,858	400,871	March 2023 - November 2025
RMB Contracts	19,425	71,036	April 2026	25,883	94,715	April 2026
Currency forward contracts
USD Contracts	334,900	(123,348)	March 2024	377,435	12,643	January 2022 - March 2022
EUR Contracts	10,000	(19,906)	January 2024	26,900	47,288	February 2023 - April 2023
FX swap contracts
USD Contracts	353,972	(148,612)	February 2024	357,451	(6,558)	January 2023
RMB Contracts	-	-	-	148,422	3,071	January 2023
Participating cross currency swap contracts
USD Contracts	18,000	72,504	November 2025	27,000	123,664	November 2025
EUR Contracts	40,060	251,073	April 2026	53,380	418,589	April 2026
Interest rate swap contracts
USD Contracts	64,655	23,711	April 2026	53,380	(1,303)	April 2026
TL Contracts	600,000	(17,861)	October 2026	-	-	-
Derivatives held for trading		293,704			1,092,980

34.Derivative financial instruments (continued)

Fair value of derivative instruments and risk management

Fair value

This section explains the judgments and estimates made in determining the fair values of the financial instruments that are recognized and measured at fair value in the financial statements. To provide an indication of the reliability of the inputs used in determining fair value, the Group has classified its financial instruments into the three levels prescribed under the accounting standards. An explanation of each level is as follows:

●	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date;
●	Level 2 inputs are inputs, other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly; and
●	Level 3 inputs are unobservable inputs for the asset or liability.

	Fair Value hierarchy	Valuation Techniques
a) Participating cross currency swap contracts	Level 2	Pricing models based on discounted cash present value of the estimated future cash flows based on observable yield curves and end period FX rates
b) FX swap, currency, interest swap and option contracts	Level 2	Present value of the estimated future cash flows based on observable yield curves and end period FX rates
c) Currency forward contracts	Level 2	Forward exchange rates at the balance sheet date

In the valuation of participating cross currency swap contracts, the Group uses bid prices in the bid- ask price range that were considered the most appropriate instead of mid prices. Using bid prices instead of mid ranges, has no impact on carried values as of 31 December 2023. (31 December 2022: TL 15,892 lower)

34.Derivative financial instruments (continued)

Fair value of derivative instruments and risk management (continued)

Fair value (continued)

Movements in the participating cross currency swap contracts for the years ended 31 December 2023 and 2022 are stated below, and participating cross currency swap contracts are transferred to level 2 from Level 3 as of 31 December 2023.

	31 December	31 December
	2023	2022
Opening balance	1,889,454	2,839,699
Cash flow effect	(2,206,436)	(2,203,493)
Total gain/loss:
Gains recognized in profit or loss	2,275,339	2,362,553
Inflation adjustments	(784,075)	(1,109,305)
Transferred to Level 2	(1,174,282)	-
Closing balance	-	1,889,454

The Group transferred participating cross currency swap contracts from Level 3 to Level 2 hierarchy because the use of bid prices in the bid-ask price ranges in valuation are not considered significant unobservable input anymore, based on market data. As a policy, the Group makes transfers between fair value hierarchy levels at the end of the reporting period.

As of 31 December 2023, the Company has no financial assets and liabilities carried at fair value on a non-recurring basis.

Net off / Offset

The Company signed a Credit Support Annex (CSA) against the default risk of parties in respect of a EUR 167,000 participating cross currency swap transaction executed on 15 July 2016 and restructured respectively on 26 May 2017 and 9 August 2018. Additionally, in the 25 June 2019, The Company signed a new CSA to EUR 24,036 participating cross currency swap transaction. As per the CSA, the swap’s current (mark-to-market) value will be determined on the 10th and 24th calendar day of each calendar month, and if the mark-to-market value is positive and exceeds a certain threshold, the bank will be posting cash collateral to the Company which will be equal to an amount exceeding the threshold (i.e. if the mark-to-market value is negative, the Company would be required to post collateral to the bank by an amount exceeding the threshold).

With respect to valuations, on a bi-weekly basis, a transfer will take place between the parties only if the mark-to-market value changes by at least EUR 1,000. Following the execution of CSA, the bank transferred to the Company EUR 340,544 as collateral (31 December 2022: TL 11,092,846) which was the amount exceeding the threshold (EUR 10,000) and the Company transferred EUR 309,884 as collateral to the bank (31 December 2022: TL 10,094,130) which was the amount exceeding the threshold (EUR 10,000). The Company clarified this with the derivative assets included in the statement of financial position because it has the legal right to offset the collateral amount TL 998,716 (31 December 2022: 1,967,883) that it recognizes under the borrowings and intends to pay according to the net fair value, this amount was netted from the borrowings and deducted from the derivative instruments in the balance sheet. As of 31 December 2023, if this transaction was not conducted, derivative financial instruments assets, liabilities and borrowings would have been TL 2,870,371 (31 December 2022: TL 5,062,399), TL 181,260 (31 December 2022: TL 5,674) and TL 30,371,295 (31 December 2022: TL 29,519,970) respectively.

34.Derivative financial instruments (continued)

Fair value of derivative instruments and risk management (continued)

Market risk

The Group uses various types of derivatives to manage market risks. All such transactions are carried out within the guidelines set by the treasury and risk management department. Generally, the Group seeks to apply hedge accounting to manage volatility in profit or loss.

Currency risk

The Group’s risk management policy is to hedge its estimated foreign currency exposure in respect of borrowing payments with various maturities at any point in time. The Group uses participating cross currency contracts to hedge its currency risk, mostly with a maturity of over one year from the reporting date. These contracts are generally designated as cash flow hedges.

The Company started to apply hedge accounting as of 1 July 2018 for existing participating cross currency swap and cross currency swap transactions in accordance with IFRS 9 hedge accounting requirement. The Group designates the hedge ratio, between the amount of the hedged item and the hedging instrument is 1:1 to hedge its currency risk.

The time value of options in participating cross currency swap contracts are included in the designation of the hedging instrument and are separately accounted for as a cost of hedging, which is recognized in equity in a cost of hedging reserve. The Group’s policy is for the critical terms of the participating cross currency contracts to align with the hedged item.

The Group determines the existence of an economic relationship between the hedging instruments and hedged item based on the currency, amount and timing of their respective cash flows. The Group assesses whether the derivative designated in each hedging relationship is expected to be and has been effective in offsetting changes in cash flows of the hedged item using the hypothetical derivative method.

In these hedge relationships, the main sources of ineffectiveness are;

-	The effect of the counterparties’ credit risk on the fair value of the swap contracts, which is not part of the hedged risk and associated credit risk considered to be very low at inception in the fair value of the hedged cash flows attributable to the change in exchange rates;
-	The entire fair value of the derivative contracts including currency basis was designated as the hedging instrument in cash flow hedge. The hypothetical derivative is modelled to exclude the impact of currency basis.

The Company’s bank loans are designated as hedging instruments against the spot foreign exchange rate risk (USD/TL) associated with highly probable electricity sales. In this context, the Group started to apply cash flow hedge accounting effective from 10 September 2021. The amount of loans associated within this scope amounted to USD 10,097 as of 31 December 2023. The after tax foreign exchange gain and loss recognized under “cash flow hedges” in the statement of other comprehensive income of 2022.

The Company’s lease liabilities are designated as hedging instruments against the spot foreign exchange rate risk (EUR/TL) associated with highly probable EUR telecommunication revenues. In this context, the Group started to apply cash flow hedge accounting effective from 1 October 2021. The amount of lease liabilities associated within this scope amounted to EUR 9,882 as of 31 December 2023. The after tax foreign exchange gain and loss recognized under “cash flow hedges” in the statement of other comprehensive income of 2022.

34.Derivative financial instruments (continued)

Fair value of derivative instruments and risk management (continued)

Currency risk (continued)

The Company designated EUR 320,008 of bank loan, as hedging instruments in order to hedge the foreign currency risk arising from the translation of net assets of the subsidiaries operating in Europe from EUR to Turkish Lira. Foreign exchange gains/losses of the related loans are recognized under equity as “gains/(losses) on net investment hedges” in order to offset the foreign exchange gains/(losses) arising from the translation of the net assets of investments in foreign operations to Turkish Lira. The after tax foreign exchange loss recognized under “hedges of net investments in foreign operation” in the statement of other comprehensive income of 2022 in the scope of net investment hedge amounted to TL (1,161,222) (2022: TL (80,795))

Interest rate risk

The Group adopts a policy of ensuring that its interest rate risk exposure is at a fixed rate. This is achieved partly by entering into fixed-rate instruments and partly by borrowing at a floating rate and using cross currency and interest rate swaps as hedges of the variability in cash flows attributable to movements in interest rates. The Group applies a hedge ratio of 1:1.

The Group determines the existence of an economic relationship between the hedging instrument and hedged item based on the reference interest rates, tenors, repricing dates and maturities and the notional or par amounts.

The Group assesses whether the derivative designated in each hedging relationship is expected to be effective in offsetting changes in cash flows of the hedged item using the hypothetical derivative method.

In these hedge relationships, the main sources of ineffectiveness are:

-	The effect of the counterparties’ credit risk on the fair value of the swap contracts, which is not part of the hedged risk and associated credit risk considered to be very low at inception in the fair value of the hedged cash flows attributable to the change in interest rates;

Cash flow sensitivity analysis for variable-rate instruments

A reasonable potential change of 100 basis points in interest rates and 10% change in foreign exchange currency at the reporting date would have increased (decreased) equity and profit or loss by the amounts shown below. This analysis assumes that all other variables remain constant.

	Profit or Loss		Equity, net of tax
	100 bp	100 bp	100 bp	100 bp
31 December 2023	increase	decrease	increase	decrease
Participating cross currency swap contracts	(51,444)	12,874	555,829	572,421
Cross currency swap contracts	138,039	129,023	(7,670)	(8,685)
Cash Flow sensitivity (net)	86,595	141,897	548,159	563,736

34.Derivative financial instruments (continued)

Cash flow sensitivity analysis for variable-rate instruments (continued)

	Profit or Loss		Equity, net of tax
	100 bp	100 bp	100 bp	100 bp
31 December 2022	increase	decrease	increase	decrease
Participating cross currency swap contracts	(61,841)	(41,299)	1,245,373	1,297,102
Cross currency swap contracts	106,742	389,418	389,587	339,632
Cash Flow sensitivity (net)	44,701	348,119	1,639,960	1,636,734